Corporate administration - Schedule of Corporate Administration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate Administration [Abstract]
Administration and office costs	$ 35,643	$ 46,334
Share-based compensation expense	9,232	913
Corporate administration	44,875	47,247
Liability for share-based compensation	$ 6,526	$ 4,561